UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21898

                    OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007


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Item 1.   Schedule of Investments

OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007


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OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

Old Mutual Emerging Managers Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Emerging Managers Master Fund, L.L.C. (the "Master Fund"). As of June 30, 2007, the Fund owned 84.6% of the Master Fund as follows:


                                                                                                   %* OF
                                                                                                  MEMBERS'
PORTFOLIO FUND                                                  COST              VALUE           CAPITAL         LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------

CAPITAL STRUCTURE ARBITRAGE:
Linden Investors, L.P.                                      $   685,714         $ 735,575            7.03%        Quarterly
Tenor Opportunity Fund, L.P.                                    685,714           732,361            7.00%        Quarterly
                                                           ------------------------------------------------
     TOTAL CAPITAL STRUCTURE ARBITRAGE                        1,371,428         1,467,936           14.03%
                                                           ------------------------------------------------

COMMODITY TRADING ADVISOR:
Sumatra Futures Fund, L.P.                                      685,714           731,546            6.99%        Quarterly
                                                           ------------------------------------------------
     TOTAL COMMODITY TRADING ADVISOR                            685,714           731,546            6.99%
                                                           ------------------------------------------------

EQUITY LONG BIAS:
Quadrangle Equity Investors, L.P.                               685,714           798,053            7.62%        Quarterly
Renaissance Institutional Equities Fund, LLC                    685,714           722,920            6.91%         Monthly
                                                           ------------------------------------------------
     TOTAL EQUITY LONG BIAS                                   1,371,428         1,520,973           14.53%
                                                           ------------------------------------------------

EQUITY MARKET NEUTRAL:
The Black Mesa Fund                                             685,714           815,810            7.79%         Monthly
                                                           ------------------------------------------------
     TOTAL EQUITY MARKET NEUTRAL                                685,714           815,810            7.79%
                                                           ------------------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                                685,714           724,096            6.92%         Monthly
Cedar Hill Capital Partners Onshore, L.P.                       685,714           765,356            7.31%        Quarterly
Rosen Real Estate Securities Value Fund II, L.P.                685,714           739,324            7.06%        Quarterly
                                                           ------------------------------------------------
     TOTAL EQUITY VARIABLE BIAS                               2,057,142         2,228,776           21.29%
                                                           ------------------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                               685,714           729,995            6.98%        Quarterly
GoldenTree Partners, L.P.                                       685,714           749,627            7.16%        Quarterly
Greywolf Capital Partner II, L.P.                               685,714           770,274            7.36%         Annually
Jefferies Buckeye Fund, LLC                                     685,714           713,039            6.81%        Quarterly
Octavian Global Fund, L.P.                                      685,714           727,619            6.95%        Quarterly
                                                           ------------------------------------------------
     TOTAL EVENT DRIVEN                                       3,428,570         3,690,554           35.26%
                                                           ------------------------------------------------

REGISTERED INVESTMENT COMPANY:
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 5.200%**                         297,414           297,414            2.84%          Daily
                                                           ------------------------------------------------
     TOTAL REGISTERED INVESTMENT COMPANY                        297,414           297,414            2.84%
                                                           ------------------------------------------------



     TOTAL PORTFOLIO FUNDS                                  $ 9,897,410      $ 10,753,009          102.73%
                                                           ================================================


 * Percentages are based on Members' Capital at end of period of $10,466,849. ** Rate shown is the 7-day effective yield as of June 30, 2007.

OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2007
--------------------------------------------------------------------------------

As of June 30, 2007, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $9,897,410. Net unrealized appreciation on investments for tax purposes was $855,599 consisting of $855,599 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 102.73% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

VALUATION
The net asset value of the Fund is based primarily on the fair value of its interest in the Master Fund. The net asset value of the Master Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Master Fund's interest in a Portfolio Fund represents the amount that the Master Fund could reasonably expect to receive from the Portfolio Fund if the Master Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.

The Fund's and the Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund and the Master Fund value their respective assets. The Adviser or, in certain cases, the Master Fund Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Following procedures adopted by the Master Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Master Fund Board.

To the extent the Fund or the Master Fund invests in money market instruments, the Fund and the Master Fund will generally value such portfolio securities at amortized cost.

ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Mutual Emerging
                                        Managers Fund, L.L.C.


By (Signature and Title)*               /s/ William J. Landes
                                        ----------------------------------
                                        William J. Landes, President & CEO

Date August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ William J. Landes
                                        ----------------------------------
                                        William J. Landes, President & CEO

Date August 28, 2007

By (Signature and Title)*               /s/ Ross Weissman
                                        ----------------------------------
                                        Ross Weissman, Treasurer and CFO

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.